TAX STATUS (Details) - ECOLAB SAVINGS PLAN AND ESOP	12 Months Ended
Dec. 31, 2025
TAX STATUS
Determination letter obtained	true
Determination letter date	Sep. 17, 2021
Tax qualification status	us-gaap:QualifiedPlanMember